Derivative Instruments (Fair Values Of Derivative Instruments Jun) (Details) (Forward Currency Exchange Contracts [Member], Non-Designated Derivatives [Member], USD $)
In Thousands, unless otherwise specified
	Sep. 30, 2013		Dec. 31, 2012		Sep. 30, 2012
Forward Currency Exchange Contracts [Member] | Non-Designated Derivatives [Member]
Derivative [Line Items]
Asset derivatives, Notional Amount	$ 97,290		$ 93,813		$ 93,642
Gross amounts of recognized assets	0		0		0
Gross amounts offset in the balance sheet	(790)	[1]	(406)	[1]	(307)	[1]
Net amounts of assets in the balance sheet	$ (790)	[2]	$ (406)	[2]	$ (307)	[2]

[1]	As of September 30, 2013, the Company had no gross amounts of recognized derivative instruments that the Company makes an accounting policy election not to offset. In addition, there is no financial collateral related to the Company’s derivatives. The Company has no liabilities that are subject to an enforceable master netting agreement or similar arrangement.
[2]	Represents the fair value of forward currency exchange contracts, which is recorded in “Prepaid expenses and other assets” in the consolidated balance sheets.